Earnings Per Share - Summary of Computation of Net Earnings Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥) ¥ / shares shares	Feb. 28, 2026 USD ($) $ / shares shares	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 29, 2024 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders-basic	¥ 30,787	$ 4,487	¥ 801	¥ 4,961
Net income attributable to ordinary shareholders-diluted	30,787	4,487	801	4,961
Net Income (Loss)	¥ 30,787	$ 4,487	¥ 801	¥ 4,961
Weighted average number of ordinary shares outstanding-basic	22,608,946	22,608,946	21,807,118	21,164,265
Weighted average number of ordinary shares outstanding-diluted	22,909,120	22,909,120	22,052,836	23,614,631
Basic - net income per share | (per share)	¥ 1.36	$ 0.2	¥ 0.04	¥ 0.23
Diluted - net income per share | (per share)	¥ 1.34	$ 0.2	¥ 0.04	¥ 0.21